TAXES ON INCOME (Schedule of Deferred Tax Liabilities and Assets by Current and Noncurrent Classification) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Current deferred tax asset, net		$ 749
Current deferred tax liability, net		(133)
Non-current deferred tax asset, net		522
Net deferred tax assets (liabilities)		820
Domestic [Member]
Income Tax [Line Items]
Current deferred tax asset, net		746
Non-current deferred tax asset, net		522
Net deferred tax assets (liabilities)	$ 1,428	1,268
Foreign [Member]
Income Tax [Line Items]
Current deferred tax asset, net
Current deferred tax liability, net		(130)
Non-current deferred tax asset, net		(318)
Net deferred tax assets (liabilities)		$ (448)